INCOME TAX - Reconciliation of the federal income tax (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Effective income tax rate reconciliation, percent
Statutory federal income tax rate					21.00%	21.00%
State taxes, net of federal tax benefit					2.00%	2.50%
Change in valuation allowance					(19.00%)	(20.00%)
MedTech Acquisition Corp
Effective income tax rate reconciliation, percent
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrant liabilities					(20.10%)	(34.10%)
Change in valuation allowance					8.40%	13.10%
Income tax provision	4.49%	1.17%	5.09%	0.54%	9.34%	0.00%